Summary of Deferred Revenue (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 817	$ 880
Unused Virtual Point
Deferred Revenue Arrangement [Line Items]
Deferred revenue	700	702
Unamortized Virtual Items
Deferred Revenue Arrangement [Line Items]
Deferred revenue	95	168
Advances For Pre-Order Items
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 22	$ 10